Average balance sheet and interest rates - Liabilities and Equity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Interest bearing liabilities
Average balance	$ 786,393	$ 743,346	$ 729,287
Interest expense	$ 1,917	$ 2,334	$ 3,086
Average rate %	0.50%	0.60%	0.80%
Non-interest bearing liabilities
Average balance	$ 100,310	$ 95,151	$ 102,510
Total liabilities
Average balance	886,703	838,497	831,797
Shareholders' equity
Average balance	71,073	72,108	69,583
NCI
Average balance	57	49	51
Total equity
Average balance	71,130	72,157	69,634
Total liabilities and equity
Average balance	957,833	910,654	901,431
Collateral received
Interest bearing liabilities
Average balance	4,239	5,891	6,483
Interest expense	$ 4	$ 2	$ 2
Average rate %	0.20%	0.10%	0.10%
Repurchase agreements
Interest bearing liabilities
Average balance	$ 35,740	$ 37,106	$ 30,047
Interest expense	$ 38	$ 30	$ 26
Average rate %	0.20%	0.20%	0.20%
Deposits and other borrowings
Interest bearing liabilities
Average balance	$ 570,842	$ 537,943	$ 524,723
Interest expense	$ 761	$ 761	$ 1,107
Average rate %	0.30%	0.30%	0.40%
Non-interest bearing liabilities
Average balance	$ 69,413	$ 63,569	$ 60,473
Deposits and other borrowings | Australia
Interest bearing liabilities
Average balance	489,642	463,114	452,206
Interest expense	$ 489	$ 558	$ 842
Average rate %	0.20%	0.20%	0.40%
Deposits and other borrowings | New Zealand
Interest bearing liabilities
Average balance	$ 61,263	$ 60,482	$ 59,648
Interest expense	$ 243	$ 182	$ 236
Average rate %	0.80%	0.60%	0.80%
Deposits and other borrowings | Other overseas
Interest bearing liabilities
Average balance	$ 19,937	$ 14,347	$ 12,869
Interest expense	$ 29	$ 21	$ 29
Average rate %	0.30%	0.30%	0.50%
Loan capital
Interest bearing liabilities
Average balance	$ 30,504	$ 27,642	$ 25,540
Interest expense	$ 440	$ 440	$ 409
Average rate %	2.90%	3.20%	3.20%
Other interest bearing liabilities
Interest bearing liabilities
Average balance	$ 145,068	$ 133,426	$ 141,162
Interest expense	$ 674	$ 1,098	$ 1,533
Average rate %	0.90%	1.60%	2.20%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 19,035	$ 17,142	$ 24,101
Life insurance liabilities
Non-interest bearing liabilities
Average balance		(783)	1,295
Liabilities held for sale
Interest bearing liabilities
Average balance		1,338	1,332
Interest expense		$ 3	$ 9
Average rate %		0.40%	1.40%
Non-interest bearing liabilities
Average balance	775	$ 3,840	$ 1,610
All other liabilities
Non-interest bearing liabilities
Average balance	$ 11,087	$ 11,383	$ 15,031